JPMorgan USD Emerging Markets Sovereign Bond ETF
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — 87.6%
Azerbaijan — 0.7%
Republic of Azerbaijan
3.50%, 9/1/2032 (a)	1,000	832
4.75%, 3/18/2024 (b)	200,000	196,225
3.50%, 9/1/2032 (b)	421,000	350,430
		547,487
Bahrain — 5.6%
CBB International Sukuk Co. 7 SPC 6.88%, 10/5/2025 (b)	200,000	205,850
CBB International Sukuk Programme Co. SPC 4.50%, 3/30/2027 (a) (c)	389,000	375,579
Kingdom of Bahrain
6.13%, 8/1/2023 (b)	250,000	249,578
7.00%, 1/26/2026 (a)	121,000	123,518
7.00%, 1/26/2026 (b)	517,000	527,760
7.00%, 10/12/2028 (b)	400,000	401,325
7.00%, 10/12/2028 (a)	402,000	403,332
6.75%, 9/20/2029 (b)	560,000	555,905
5.63%, 9/30/2031 (b)	334,000	303,940
5.45%, 9/16/2032 (b)	484,000	424,710
5.25%, 1/25/2033 (b)	200,000	168,750
5.63%, 5/18/2034 (b)	200,000	170,500
6.00%, 9/19/2044 (b)	228,000	175,603
		4,086,350
Bolivia, Plurinational State of — 0.2%
Plurinational State of Bolivia 4.50%, 3/20/2028 (b)	200,000	155,600
Brazil — 7.1%
Federative Republic of Brazil
8.88%, 4/15/2024	346,000	363,149
4.25%, 1/7/2025	227,000	222,432
2.88%, 6/6/2025	472,000	446,748
6.00%, 4/7/2026	589,000	608,069
4.63%, 1/13/2028	480,000	460,740
4.50%, 5/30/2029	310,000	288,300
3.88%, 6/12/2030 (c)	440,000	383,707
3.75%, 9/12/2031	200,000	171,200
8.25%, 1/20/2034	380,000	431,609
7.13%, 1/20/2037	395,000	419,194
5.63%, 1/7/2041	140,000	122,220
5.00%, 1/27/2045	465,000	367,350
5.63%, 2/21/2047	342,000	284,715
4.75%, 1/14/2050	871,000	639,259
		5,208,692
Chile — 1.6%
Republic of Chile
2.75%, 1/31/2027	200,000	185,400
2.45%, 1/31/2031 (c)	393,000	332,281
2.55%, 7/27/2033	200,000	159,900
3.10%, 5/7/2041	200,000	147,100

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Chile—continued
3.86%, 6/21/2047	200,000	159,250
3.50%, 4/15/2053	272,000	198,220
		1,182,151
China — 1.0%
People's Republic of China
1.95%, 12/3/2024 (b)	200,000	190,504
1.25%, 10/26/2026 (b)	208,000	188,026
3.50%, 10/19/2028 (b)	200,000	195,000
1.20%, 10/21/2030 (b)	200,000	164,502
		738,032
Colombia — 6.1%
Republic of Colombia
4.00%, 2/26/2024	200,000	193,788
8.13%, 5/21/2024	238,000	243,102
4.50%, 1/28/2026	200,000	186,000
4.50%, 3/15/2029	1,122,000	966,322
3.00%, 1/30/2030	222,000	167,055
3.13%, 4/15/2031	200,000	148,000
3.25%, 4/22/2032	512,000	366,080
7.38%, 9/18/2037	284,000	262,700
6.13%, 1/18/2041	325,000	255,125
4.13%, 2/22/2042 (c)	550,000	338,800
5.63%, 2/26/2044 (c)	472,000	334,176
5.00%, 6/15/2045	637,000	426,710
5.20%, 5/15/2049	853,000	573,643
		4,461,501
Costa Rica — 1.2%
Republic of Costa Rica
6.13%, 2/19/2031 (b)	200,000	193,500
7.00%, 4/04/2044 (b)	494,000	461,273
7.16%, 3/12/2045 (b)	237,000	223,965
		878,738
Dominican Republic — 6.3%
Dominican Republic Government Bond
5.50%, 1/27/2025 (b)	220,000	219,079
6.88%, 1/29/2026 (b)	507,000	512,323
5.95%, 1/25/2027 (b)	200,000	194,475
5.95%, 1/25/2027 (a)	198,000	192,530
6.00%, 7/19/2028 (b)	249,000	239,663
6.00%, 7/19/2028 (a)	208,000	200,200
4.50%, 1/30/2030 (b)	700,000	594,257
4.88%, 9/23/2032 (b)	514,000	425,592
7.45%, 4/30/2044 (b)	128,000	119,184
7.45%, 4/30/2044 (a)	302,000	281,200
6.85%, 1/27/2045 (b)	304,000	264,442
6.85%, 1/27/2045 (a) (c)	357,000	310,545

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Dominican Republic—continued
6.40%, 6/05/2049 (b)	510,000	413,036
6.40%, 6/5/2049 (a)	305,000	247,012
5.88%, 1/30/2060 (b)	581,000	429,940
		4,643,478
Egypt — 3.2%
Arab Republic of Egypt
5.58%, 2/21/2023 (b)	1,000	990
5.75%, 5/29/2024 (b)	200,000	192,000
5.88%, 6/11/2025 (b)	224,000	204,960
7.50%, 1/31/2027 (b)	25,000	22,344
6.59%, 2/21/2028 (b)	200,000	163,250
7.60%, 3/1/2029 (b)	664,000	542,820
7.63%, 5/29/2032 (b)	400,000	300,825
7.90%, 2/21/2048 (b)	632,000	406,060
8.70%, 3/1/2049 (b)	582,000	388,485
7.50%, 2/16/2061 (b)	201,000	127,635
		2,349,369
Gabon — 0.2%
Gabonese Republic 6.63%, 2/6/2031 (b)	200,000	164,788
Guatemala — 0.5%
Republic of Guatemala 6.13%, 6/1/2050 (b)	400,000	366,200
Hungary — 1.0%
Hungary Government Bond
5.75%, 11/22/2023	144,000	143,982
5.38%, 3/25/2024 (c)	218,000	217,632
7.63%, 3/29/2041	260,000	282,311
3.13%, 9/21/2051 (b)	200,000	119,725
		763,650
India — 0.3%
Export-Import Bank of India 3.25%, 1/15/2030 (b)	249,000	216,916
Indonesia — 2.6%
Perusahaan Penerbit SBSN Indonesia III
1.50%, 6/9/2026 (b)	200,000	179,272
4.15%, 3/29/2027 (a)	200,000	194,788
Republic of Indonesia
3.85%, 7/18/2027 (b)	473,000	454,316
4.10%, 4/24/2028	200,000	195,500
8.50%, 10/12/2035 (b)	204,000	256,441
6.63%, 2/17/2037 (b)	100,000	110,261
6.63%, 2/17/2037 (a)	145,000	159,878
7.75%, 1/17/2038 (b)	100,000	120,125
3.05%, 3/12/2051	383,000	270,536
		1,941,117
Iraq — 0.7%
Republic of Iraq 5.80%, 1/15/2028 (b)	583,000	521,894

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Ivory Coast — 0.5%
Republic of Cote d'Ivoire
6.13%, 6/15/2033 (b)	200,000	176,750
6.13%, 6/15/2033 (a)	210,000	185,588
		362,338
Jamaica — 1.8%
Jamaica Government Bond
6.75%, 4/28/2028 (c)	216,000	227,516
6.75%, 4/28/2028	294,000	309,674
8.00%, 3/15/2039 (c)	204,000	232,024
7.88%, 7/28/2045 (c)	471,000	515,980
		1,285,194
Jordan — 1.3%
Hashemite Kingdom of Jordan
6.13%, 1/29/2026 (a)	346,000	343,470
5.85%, 7/7/2030 (b)	536,000	477,643
7.38%, 10/10/2047 (b)	200,000	167,000
		988,113
Kazakhstan — 0.8%
Republic of Kazakhstan
3.88%, 10/14/2024 (a)	350,000	351,159
4.88%, 10/14/2044 (b)	280,000	248,780
		599,939
Kenya — 1.8%
Republic of Kenya
7.25%, 2/28/2028 (b)	296,000	261,960
7.25%, 2/28/2028 (a)	355,000	314,175
6.88%, 6/24/2024 (b)	302,000	278,595
8.00%, 5/22/2032 (b)	200,000	173,500
8.25%, 2/28/2048 (b)	335,000	262,556
		1,290,786
Kuwait — 0.5%
State of Kuwait
3.50%, 3/20/2027 (b)	200,000	192,100
3.50%, 3/20/2027 (a)	200,000	192,100
		384,200
Malaysia — 0.4%
Malaysia Sovereign Sukuk Bhd. 3.04%, 4/22/2025 (b)	286,000	275,954
Mexico — 2.0%
United Mexican States
4.13%, 1/21/2026	261,000	255,388
4.50%, 4/22/2029	200,000	194,600
2.66%, 5/24/2031	235,000	194,933
8.30%, 8/15/2031	24,000	27,897
6.05%, 1/11/2040	86,000	86,231
4.75%, 3/8/2044	4,000	3,373

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Mexico—continued
4.60%, 1/23/2046	528,000	432,300
4.40%, 2/12/2052	200,000	155,200
5.75%, 10/12/2110	122,000	105,553
		1,455,475
Morocco — 0.6%
Kingdom of Morocco
3.00%, 12/15/2032 (b)	400,000	318,325
4.00%, 12/15/2050 (b)	200,000	137,100
		455,425
Oman — 7.0%
Oman Sovereign Sukuk SAOC
4.40%, 6/1/2024 (b)	346,000	337,782
5.93%, 10/31/2025 (b)	533,000	537,664
4.88%, 6/15/2030 (b)	201,000	194,882
Sultanate of Oman Government Bond
4.88%, 2/1/2025 (b)	200,000	196,000
4.75%, 6/15/2026 (b)	500,000	480,000
5.38%, 3/8/2027 (b)	584,000	568,670
6.75%, 10/28/2027 (b)	200,000	206,663
5.63%, 1/17/2028 (b)	500,000	489,375
6.00%, 8/1/2029 (a)	221,000	218,238
6.00%, 8/1/2029 (b)	400,000	395,000
6.25%, 1/25/2031 (b)	220,000	219,175
7.38%, 10/28/2032 (b)	200,000	215,000
6.50%, 3/8/2047 (b)	245,000	218,662
6.50%, 3/8/2047 (a)	229,000	204,383
6.75%, 1/17/2048 (b)	550,000	503,937
7.00%, 1/25/2051 (b)	200,000	187,000
		5,172,431
Panama — 1.8%
Republic of Panama
3.88%, 3/17/2028	207,000	196,107
3.16%, 1/23/2030	200,000	173,475
2.25%, 9/29/2032	279,000	210,348
6.70%, 1/26/2036	105,000	111,418
4.50%, 4/16/2050	200,000	154,100
4.30%, 4/29/2053	296,000	220,520
3.87%, 7/23/2060	350,000	232,925
		1,298,893
Paraguay — 1.1%
Republic of Paraguay
4.95%, 4/28/2031 (b)	200,000	192,350
6.10%, 8/11/2044 (b)	262,000	247,312
5.40%, 3/30/2050 (b)	400,000	336,325
		775,987

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Peru — 1.9%
Republic of Peru
7.35%, 7/21/2025	321,000	339,056
4.13%, 8/25/2027	208,000	202,800
2.78%, 1/23/2031	192,000	162,240
1.86%, 12/1/2032	252,000	189,315
8.75%, 11/21/2033	8,000	9,930
3.00%, 1/15/2034	8,000	6,484
6.55%, 3/14/2037	54,000	57,983
3.30%, 3/11/2041	56,000	41,776
5.63%, 11/18/2050	66,000	66,165
3.23%, 7/28/2121	578,000	346,800
		1,422,549
Philippines — 2.4%
Republic of Philippines
10.63%, 3/16/2025	64,000	71,927
9.50%, 2/2/2030	160,000	199,218
2.46%, 5/05/2030	308,000	263,374
7.75%, 1/14/2031	150,000	175,141
6.38%, 1/15/2032	159,000	172,135
6.38%, 10/23/2034	196,000	213,172
5.00%, 1/13/2037	200,000	193,022
3.95%, 1/20/2040	200,000	167,022
3.70%, 3/1/2041	200,000	161,522
3.70%, 2/2/2042	200,000	161,022
		1,777,555
Poland — 0.4%
Republic of Poland
4.00%, 1/22/2024	130,000	128,359
3.25%, 4/6/2026	180,000	171,315
		299,674
Qatar — 2.3%
State of Qatar
3.38%, 3/14/2024 (b)	450,000	439,875
4.00%, 3/14/2029 (b)	212,000	207,230
9.75%, 6/15/2030 (b)	164,000	218,940
6.40%, 1/20/2040 (b)	150,000	171,750
4.63%, 6/2/2046 (a)	276,000	258,060
5.10%, 4/23/2048 (b)	200,000	200,000
4.82%, 3/14/2049 (b)	200,000	193,000
		1,688,855
Romania — 1.0%
Romania Government Bond
3.00%, 2/27/2027 (b)	68,000	61,064
5.25%, 11/25/2027 (b)	74,000	71,771
3.00%, 2/14/2031 (b)	286,000	227,871
3.63%, 3/27/2032 (b)	56,000	45,213

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Romania—continued
6.13%, 1/22/2044 (b)	32,000	29,126
5.13%, 6/15/2048 (a)	90,000	71,679
4.00%, 2/14/2051 (b)	366,000	243,115
		749,839
Saudi Arabia — 3.1%
Kingdom of Saudi Arabia
2.88%, 3/4/2023 (b)	28,000	27,846
4.00%, 4/17/2025 (b)	495,000	486,337
3.63%, 3/4/2028 (b)	326,000	310,515
4.50%, 4/17/2030 (a)	282,000	279,180
2.25%, 2/2/2033 (b)	200,000	161,250
4.50%, 10/26/2046 (b)	200,000	174,750
4.63%, 10/4/2047 (b)	254,000	224,473
4.63%, 10/4/2047 (a)	247,000	218,286
4.50%, 4/22/2060 (b)	270,000	237,263
KSA Sukuk Ltd. 2.25%, 5/17/2031 (b)	200,000	169,000
		2,288,900
Senegal — 0.7%
Republic of Senegal
6.25%, 5/23/2033 (b)	408,000	339,737
6.75%, 3/13/2048 (b)	216,000	154,683
		494,420
Serbia, Republic Of — 0.2%
Republic of Serbia 2.13%, 12/1/2030 (b)	230,000	168,518
South Africa — 5.6%
Republic of South Africa
4.67%, 1/17/2024	232,000	228,491
5.88%, 9/16/2025	518,000	520,849
4.88%, 4/14/2026 (c)	200,000	195,725
4.85%, 9/27/2027 (c)	208,000	198,029
4.30%, 10/12/2028	393,000	355,247
4.85%, 9/30/2029	612,000	553,019
5.88%, 6/22/2030 (c)	465,000	440,529
5.88%, 4/20/2032	275,000	252,313
5.38%, 7/24/2044 (c)	200,000	152,975
5.00%, 10/12/2046	612,000	437,312
5.65%, 9/27/2047	645,000	487,781
7.30%, 4/20/2052	344,000	302,290
		4,124,560
Trinidad And Tobago — 0.3%
Republic of Trinidad and Tobago 4.50%, 8/4/2026 (b)	200,000	195,225
Tunisia — 0.2%
Tunisian Republic 5.75%, 1/30/2025 (b)	200,000	145,475

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Turkey — 8.1%
Hazine Mustesarligi Varlik Kiralama A/S
5.00%, 4/6/2023 (b)	200,000	199,225
4.49%, 11/25/2024 (a)	1,000	946
5.13%, 6/22/2026 (b)	400,000	363,200
7.25%, 2/24/2027 (b)	200,000	193,600
Republic of Turkey
5.75%, 3/22/2024 (c)	275,000	273,625
7.38%, 2/5/2025 (c)	321,000	322,605
4.25%, 3/13/2025	310,000	289,075
4.75%, 1/26/2026	624,000	564,720
4.25%, 4/14/2026 (c)	312,000	276,120
4.25%, 4/14/2026	256,000	226,560
4.88%, 10/9/2026	200,000	178,000
6.00%, 3/25/2027	470,000	430,050
7.63%, 4/26/2029	200,000	189,000
11.88%, 1/15/2030	245,000	286,038
5.95%, 1/15/2031 (c)	600,000	492,000
5.88%, 6/26/2031	509,000	411,017
6.50%, 9/20/2033	200,000	165,500
8.00%, 2/14/2034	96,000	94,560
6.88%, 3/17/2036	104,000	86,840
6.75%, 5/30/2040 (c)	646,000	511,955
6.63%, 2/17/2045	255,000	193,800
5.75%, 5/11/2047	353,000	240,040
		5,988,476
United Arab Emirates — 1.9%
United Arab Emirates Government Bond
2.50%, 4/16/2025 (b)	200,000	191,350
3.13%, 10/11/2027 (b)	300,000	286,931
1.88%, 9/15/2031 (b)	232,000	191,298
2.00%, 10/19/2031 (b)	200,000	166,350
3.13%, 9/30/2049 (b)	232,000	168,244
3.13%, 9/30/2049 (a)	265,000	192,175
3.88%, 4/16/2050 (b)	200,000	165,975
		1,362,323
Uruguay — 1.3%
Oriental Republic of Uruguay
4.38%, 10/27/2027	240,000	242,880
4.38%, 1/23/2031 (c)	116,000	116,000
7.63%, 3/21/2036	100,000	128,000
5.10%, 6/18/2050	101,000	100,495
4.98%, 4/20/2055	381,000	368,617
		955,992

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Vietnam — 0.3%
Socialist Republic of Vietnam 4.80%, 11/19/2024 (a)	200,000	194,663
Total Foreign Government Securities (Cost $70,209,883)		64,427,722
Corporate Bonds — 10.4%
Azerbaijan — 0.8%
Southern Gas Corridor CJSC
6.88%, 3/24/2026 (b)	200,000	204,425
6.88%, 3/24/2026 (a)	393,000	401,695
		606,120
Bahrain — 0.3%
Oil and Gas Holding Co. BSCC (The) 7.50%, 10/25/2027 (a)	203,000	203,609
Chile — 0.6%
Corp. Nacional del Cobre de Chile
4.38%, 2/5/2049 (b)	200,000	163,850
3.70%, 1/30/2050 (b)	320,000	234,880
		398,730
China — 1.7%
CNAC HK Finbridge Co. Ltd. 4.13%, 7/19/2027 (b)	200,000	182,888
Minmetals Bounteous Finance BVI Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.21%), 3.38%, 9/3/2024 (b) (d) (e) (f)	200,000	189,000
Sinopec Group Overseas Development 2017 Ltd. 3.63%, 4/12/2027 (a)	200,000	191,728
Sinopec Group Overseas Development 2018 Ltd. 2.15%, 5/13/2025 (b)	396,000	369,223
State Grid Overseas Investment BVI Ltd.
3.50%, 5/4/2027 (a)	2,000	1,914
1.63%, 8/5/2030 (b)	400,000	321,544
		1,256,297
Indonesia — 0.7%
Pertamina Persero PT 1.40%, 2/9/2026 (b)	238,000	212,144
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
6.15%, 5/21/2048 (b)	201,000	184,529
4.00%, 6/30/2050 (b)	200,000	140,250
		536,923
Kazakhstan — 0.5%
KazMunayGas National Co. JSC
5.38%, 4/24/2030 (b)	200,000	178,875
5.75%, 4/19/2047 (b)	200,000	150,175
		329,050
Malaysia — 1.2%
Petronas Capital Ltd.
3.50%, 3/18/2025 (b)	200,000	194,163
2.48%, 1/28/2032 (b)	200,000	165,354
4.55%, 4/21/2050 (b)	320,000	287,667
3.40%, 4/28/2061 (b)	306,000	215,497
		862,681

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Mexico — 1.7%
Mexico City Airport Trust 5.50%, 7/31/2047 (b)	209,000	153,615
Petroleos Mexicanos
4.50%, 1/23/2026	214,000	192,600
6.70%, 2/16/2032	536,000	413,175
6.63%, 6/15/2035	270,000	189,837
6.50%, 6/2/2041 (c)	24,000	15,360
6.75%, 9/21/2047	244,000	155,245
7.69%, 1/23/2050	48,000	32,674
6.95%, 1/28/2060	167,000	105,260
		1,257,766
Panama — 0.2%
Aeropuerto Internacional de Tocumen SA 5.13%, 8/11/2061 (b)	200,000	151,413
Peru — 0.2%
Petroleos del Peru SA 5.63%, 6/19/2047 (a)	200,000	135,748
Qatar — 0.7%
Qatar Energy
3.13%, 7/12/2041 (b)	500,000	378,219
3.30%, 7/12/2051 (b)	200,000	145,037
		523,256
South Africa — 0.7%
Eskom Holdings SOC Ltd.
6.75%, 8/6/2023 (a)	2,000	1,950
7.13%, 2/11/2025 (a)	327,000	305,949
6.35%, 8/10/2028 (a)	240,000	224,400
		532,299
United Arab Emirates — 1.1%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/2/2047 (b)	222,000	198,107
DP World Ltd. 6.85%, 7/2/2037 (b)	270,000	280,429
MDGH GMTN RSC Ltd.
2.88%, 11/7/2029 (b)	200,000	178,475
2.88%, 5/21/2030 (b)	201,000	176,038
		833,049
Total Corporate Bonds (Cost $9,015,227)		7,626,941
	SHARES
Short-Term Investments — 6.8%
Investment Companies — 0.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.59% (g) (h)(Cost $209,313)	209,313	209,313
Investment of Cash Collateral from Securities Loaned — 6.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.02% (g) (h)	2,800,480	2,800,760

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.59% (g) (h)	2,011,387	2,011,387
Total Investment of Cash Collateral from Securities Loaned (Cost $4,811,387)		4,812,147
Total Short-Term Investments (Cost $5,020,700)		5,021,460
Total Investments — 104.8% (Cost $84,245,810)		77,076,123
Liabilities in Excess of Other Assets — (4.8)%		(3,515,988)
NET ASSETS — 100.0%		73,560,135

Percentages indicated are based on net assets.

Abbreviations
CJSC	Closed Joint Stock Company
GMTN	Global Medium Term Note
JSC	Joint Stock Company
PT	Limited liability company
SPC	Special purpose company

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 is $4,633,729.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30,
2022.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2022.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2022.

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
B. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$7,626,941	$—	$7,626,941
Foreign Government Securities	—	64,427,722	—	64,427,722
Short-Term Investments
Investment Companies	209,313	—	—	209,313

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment of Cash Collateral from Securities Loaned	$4,812,147	$—	$—	$4,812,147
Total Short-Term Investments	5,021,460	—	—	5,021,460
Total Investments in Securities	$5,021,460	$72,054,663	$—	$77,076,123
C. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.02% (a) (b)	$—	$2,800,000	$—	$—	$760	$2,800,760	2,800,480	$11,924	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.59% (a) (b)	786,418	23,968,301	22,743,332	—	—	2,011,387	2,011,387	19,962	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.59% (a) (b)	177,868	11,642,434	11,610,989	—	—	209,313	209,313	4,263	—
Total	$964,286	$38,410,735	$34,354,321	$—	$760	$5,021,460		$36,149	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.